LEASES (Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 7,080
2022	6,769
2023	5,803
2024	3,725
2025	389
Thereafter	198
Total undiscounted lease payments	23,964
Less: imputed interest	(737)
Liabilities [Member]
Present value of lease liabilities	$ 23,227